Financial Liabilities at Amortized Cost (Details) - Schedule of short-term bonds - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Financial Liabilities at Amortized Cost (Details) - Schedule of short-term bonds [Line Items]
Amount	$ 215,249	$ 698,435
Wells Fargo Bank [Member]
Financial Liabilities at Amortized Cost (Details) - Schedule of short-term bonds [Line Items]
Currency	USD	USD
Amount	$ 17,065	$ 72,240
Annual interest rate %	1.61%	0.23%
Issued date	05/18/2022	20/01/2021
Maturity date	08/16/2022	20/04/2021
Wells Fargo Bank [Member]
Financial Liabilities at Amortized Cost (Details) - Schedule of short-term bonds [Line Items]
Currency	USD	USD
Amount	$ 41,944	$ 36,736
Annual interest rate %	1.61%	0.38%
Issued date	05/19/2022	09/02/2021
Maturity date	08/17/2022	04/02/2022
Citibank N.A. [Member]
Financial Liabilities at Amortized Cost (Details) - Schedule of short-term bonds [Line Items]
Currency	USD	USD
Amount	$ 8,379	$ 36,736
Annual interest rate %	2.25%	0.28%
Issued date	05/20/2022	09/02/2021
Maturity date	11/21/2022	02/08/2021
Citibank N.A. [Member]
Financial Liabilities at Amortized Cost (Details) - Schedule of short-term bonds [Line Items]
Currency	USD	USD
Amount	$ 5,028	$ 71,400
Annual interest rate %	1.60%	0.23%
Issued date	05/20/2022	25/02/2021
Maturity date	08/22/2022	01/06/2021
Wells Fargo Bank [Member]
Financial Liabilities at Amortized Cost (Details) - Schedule of short-term bonds [Line Items]
Currency	USD	USD
Amount	$ 28,702	$ 35,700
Annual interest rate %	2.35%	0.26%
Issued date	06/06/2022	25/02/2021
Maturity date	12/06/2022	24/08/2021
Citibank N.A. [Member]
Financial Liabilities at Amortized Cost (Details) - Schedule of short-term bonds [Line Items]
Currency	USD	USD
Amount	$ 1,652	$ 36,295
Annual interest rate %	2.25%	0.34%
Issued date	06/09/2022	04/03/2021
Maturity date	12/09/2022	03/09/2021
Wells Fargo Bank [Member]
Financial Liabilities at Amortized Cost (Details) - Schedule of short-term bonds [Line Items]
Currency	USD	USD
Amount	$ 85,779	$ 35,700
Annual interest rate %	5.40%	0.26%
Issued date	12/13/2022	25/02/2021
Maturity date	06/12/2023	26/08/2021
Wells Fargo Bank [Member]
Financial Liabilities at Amortized Cost (Details) - Schedule of short-term bonds [Line Items]
Currency	USD	USD
Amount	$ 26,700	$ 18,147
Annual interest rate %	5.00%	0.25%
Issued date	12/19/2022	04/03/2021
Maturity date	03/16/2023	01/06/2021
Citibank N.A. [Member]
Financial Liabilities at Amortized Cost (Details) - Schedule of short-term bonds [Line Items]
Currency		USD
Amount		$ 72,589
Annual interest rate %		0.34%
Issued date		04/03/2021
Maturity date		07/09/2021
Wells Fargo Bank [Member]
Financial Liabilities at Amortized Cost (Details) - Schedule of short-term bonds [Line Items]
Currency		USD
Amount		$ 78,814
Annual interest rate %		0.25%
Issued date		08/09/2021
Maturity date		01/06/2022
Citibank N.A. [Member]
Financial Liabilities at Amortized Cost (Details) - Schedule of short-term bonds [Line Items]
Currency		USD
Amount		$ 78,873
Annual interest rate %		0.23%
Issued date		10/09/2021
Maturity date		10/03/2022
Wells Fargo Bank [Member]
Financial Liabilities at Amortized Cost (Details) - Schedule of short-term bonds [Line Items]
Currency		USD
Amount		$ 39,436
Annual interest rate %		0.25%
Issued date		10/09/2021
Maturity date		08/06/2022
Citibank N.A. [Member]
Financial Liabilities at Amortized Cost (Details) - Schedule of short-term bonds [Line Items]
Currency		USD
Amount		$ 78,413
Annual interest rate %		0.23%
Issued date		13/09/2021
Maturity date		17/03/2022
Wells Fargo Bank [Member]
Financial Liabilities at Amortized Cost (Details) - Schedule of short-term bonds [Line Items]
Currency		USD
Amount		$ 4,283
Annual interest rate %		0.28%
Issued date		15/09/2021
Maturity date		14/09/2022
Citibank N.A. [Member]
Financial Liabilities at Amortized Cost (Details) - Schedule of short-term bonds [Line Items]
Currency		USD
Amount		$ 3,073
Annual interest rate %		0.28%
Issued date		22/09/2021
Maturity date		16/09/2022